Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Leases [Abstract]
Cash payments for operating leases	$ 10	$ 11	$ 10
Additions and modifications to right-of-use assets	$ 3	$ 28	$ 29